PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Sep. 30, 2025
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets
	As of September 30,	As of March 31,
	2025	2025
Advance payment of intangible assets	$1,500,000	$1,500,000
Others	197,481	12,208
Total	$1,697,481	$1,512,208